Fair Value of Financial Instruments (Details) $ / shares in Units, £ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2018 GBP (£) $ / shares £ / Option	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount | £	£ 65,000
Call option strike price | £ / Option	1.375
Call option premium price | $ / shares	£ 645
Fair value of call option			$ 0	$ 158
Fair Value, Recurring
Assets
Total assets		$ 30,794	70,000	30,355
Liabilities:
Acquisition contingent consideration		5,143	6,599	4,316
Deferred compensation plan		2,300	2,544	2,275
Total liabilities			9,143	6,591
Deferred compensation plan, current		149	153	115
Fair Value, Recurring | Call Option [Member]
Assets
Call options				158
Fair Value, Recurring | Money Market Funds
Assets
Money market funds		30,794	70,000	30,197
Total assets			70,000
Level 1 | Fair Value, Recurring
Assets
Total assets		30,794	70,000	30,197
Liabilities:
Acquisition contingent consideration		0	0
Deferred compensation plan		2,300	2,544	2,275
Total liabilities			2,544	2,275
Level 1 | Fair Value, Recurring | Money Market Funds
Assets
Money market funds		30,794	70,000	30,197
Total assets			70,000
Level 2 | Fair Value, Recurring
Assets
Total assets		0	0	158
Liabilities:
Acquisition contingent consideration		0	0
Deferred compensation plan		0	0
Level 2 | Fair Value, Recurring | Call Option [Member]
Assets
Call options				158
Level 2 | Fair Value, Recurring | Money Market Funds
Assets
Money market funds		0	0
Level 3 | Fair Value, Recurring
Assets
Total assets		0	0
Liabilities:
Acquisition contingent consideration		5,143	6,599	4,316
Deferred compensation plan		0	0
Total liabilities			6,599	$ 4,316
Level 3 | Fair Value, Recurring | Money Market Funds
Assets
Money market funds		$ 0	$ 0